Cover	Aug. 05, 2021	May 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name		LIVENT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38694
Entity Tax Identification Number	82-4699376
Entity Address, Address Line One	1818 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	215
Local Phone Number	299-5900
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LTHM
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0001742924
Amendment Flag		false
Document Information [Line Items]
Document Period End Date	Aug. 05, 2021